Organization and principal activities - Income Statement and Cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Total revenue	$ 517,027	¥ 3,599,436	¥ 2,282,216	¥ 1,798,521
Net income (loss)	(73,311)	(510,387)	104,026	649
Net cash provided by (used in) operating activities	17,025	118,511	129,478	(674,426)
Net cash used in investing activities	(21,806)	(151,809)	(349,859)	212,127
Net cash provided by financing activities	85,241	593,436	(268,100)	663,100
Net increase (decrease) in cash and cash equivalents and restricted cash	77,516	539,654	(469,405)	160,781
Cash, cash equivalents and restricted cash at the beginning of the year	114,082	794,218	1,263,623	1,102,842
Cash, cash equivalents and restricted cash at the end of the year	$ 191,598	1,333,872	794,218	1,263,623
VIE
Variable Interest Entity [Line Items]
Total revenue		3,599,436	2,282,216	1,798,521
Net income (loss)		(520,230)	107,511	6,237
Net cash provided by (used in) operating activities		103,298	116,937	(663,005)
Net cash used in investing activities		(206,192)	(303,375)	214,872
Net cash provided by financing activities		329,000	31,900	663,100
Net increase (decrease) in cash and cash equivalents and restricted cash		226,106	(154,538)	214,967
Cash, cash equivalents and restricted cash at the beginning of the year		420,183	574,721	359,754
Cash, cash equivalents and restricted cash at the end of the year		¥ 646,289	¥ 420,183	¥ 574,721